Related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Related Party Transaction [Line Items]
Accounts payable and accrued expenses	$ 2,991,524	$ 1,901,176	$ 8,329,219
Business and Consulting Expenses
Related Party Transaction [Line Items]
Related party transaction amount	393,945	1,033,811
Securities Acquisition Fees and Expenses
Related Party Transaction [Line Items]
Related party transaction amount	250,000
Board of Directors Chairman
Related Party Transaction [Line Items]
Accounts payable and accrued expenses	$ 0	$ 224,756